Condensed Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Sales, net	$ 1,388,980	$ 2,141,924	$ 4,145,741	$ 5,526,276	$ 7,364,452	$ 5,893,844
Cost of goods sold	1,282,507	2,239,512	3,968,501	5,971,400	8,167,841	6,577,168
Gross profit (loss)	106,473	(97,588)	177,240	(445,124)	(803,389)	(683,324)
Operating expenses
Consulting fees	13,479	65,592	114,902	285,364	324,947	767,914
Share-based compensation	258,613	168,128	856,848	798,227	887,173	2,046,074
Salaries and wages	277,058	142,216	816,069	411,663	549,578	999,968
Legal and professional	50,255	50,035	192,152	235,972	300,350	337,118
General and administrative	200,421	170,443	736,802	488,473	781,982	1,468,684
Impairment loss					8,633,761
Total operating expenses	799,826	596,414	2,716,773	2,219,699	11,477,791	5,619,758
Loss from operations	(693,353)	(694,002)	(2,539,533)	(2,664,823)	(12,281,180)	(6,303,082)
Other (income) and expenses
Interest income	(108)	(39)	(326)	(215)	(231)	(1,103)
Interest expense	5,761	39,645	17,739	123,552	160,937	180,128
Other						6,392
Gain on settlement of note payable			(15,000)
Total other expense, net	5,653	39,606	2,413	123,337	160,706	185,417
Loss before provision for income taxes	(699,006)	(733,608)	(2,541,946)	(2,788,160)	(12,441,886)	(6,488,499)
Provision for income taxes	85	2,086	6,031	2,086	10,374
Net loss	$ (699,091)	$ (735,694)	$ (2,547,977)	$ (2,790,246)	(12,452,260)	(6,488,499)
Premium on Series AA Preferred conversion to common shares						(2,243,410)
Net loss available to common shareholders					$ (12,452,260)	$ (8,731,909)
Basic and diluted loss per share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.18)	$ (0.16)
Weighted average number of common shares outstanding - basic and diluted (in shares)	118,838,577	71,021,497	106,102,370	68,213,880	69,113,112	54,451,172